Called up share capital	12 Months Ended
Mar. 31, 2022
Called up share capital
Called up share capital

17. Called up share capital

Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.

Accounting policies

Equity instruments issued by the Group are recorded at the amount of the proceeds received, net of direct issuance costs.

	2022		2021
	Number	€m	Number	€m
Ordinary shares of 20 20⁄ 21 US cents each allotted, issued and fully paid:[1,2,3]
1 April	28,816,835,778	4,797	28,815,914,978	4,797
Allotted during the year	792,090	–	920,800	–
31 March	28,817,627,868	4,797	28,816,835,778	4,797

Notes:

1	At 31 March 2022 there were 50,000 (2021: 50,000) 7% cumulative fixed rate shares of £1 each in issue.
2	At 31 March 2022 the Group held 447,576,522 (2021: 592,642,309) treasury shares with a nominal value of €75 million (2021: €99 million). The market value of shares held was €661 million (2021: €918 million). During the year, 68,306,442 (2021: 63,830,400) treasury shares were reissued under Group share schemes.
3	On 5 March 2019 the Group announced the placing of subordinated mandatory convertible bonds totalling £1.72 billion with a 2 year maturity date in 2021 and £1.72 billion with a 3 year maturity date in 2022. During the year, 1,518,629,693 treasury shares were issued in settlement of tranche 2 of the maturing subordinated mandatory convertible bond, whilst in the year ended 31 March 2021, 1,426,793,872 ordinary shares were issued in settlement of tranche 1. For further details see note 21 ‘Borrowings’.